Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) - Level 3 - Historical volatility for shares, measurement input [member]
12 Months Ended
Dec. 31, 2023 USD ($)
K2 Warrants | Binomial Tree
Disclosure of detailed information about financial instruments [line items]
Valuation Technique(s) and key input(s)	Option Pricing Model (Binomial Tree Model).The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility
Significant unobservable input(s)	Volatility
Relation and sensitivity of unobservable inputs to fair value	The higher the volatility, the higher the fair value. If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$3,631. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$3,171.
Percentage of higher volatility	5.00%
Percentage of lower volatility	5.00%
Increase in carrying amount due to 5% higher volatility	$ 3,171
Decrease in carrying amount due to 5% lower volatility	$ 3,631
Tranche 2B Warrants | Monte Carlo
Disclosure of detailed information about financial instruments [line items]
Valuation Technique(s) and key input(s)	Option Pricing Model (Monte Carlo Simulation).The following variable were taken into consideration: Time to maturity, current share price, strike price, risk free rate, dividend yield and volatility
Significant unobservable input(s)	Volatility
Relation and sensitivity of unobservable inputs to fair value	The higher the volatility, the higher the fair value. If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$376. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$552.
Percentage of higher volatility	5.00%
Percentage of lower volatility	5.00%
Increase in carrying amount due to 5% higher volatility	$ 552
Decrease in carrying amount due to 5% lower volatility	$ 376
Unlisted Foreign Ordinary Shares | Back Solve Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Valuation Technique(s) and key input(s)	Backsolve Option Pricing Model.The following variable were taken into consideration: Expected holding period, risk free rate, dividend yield and volatility
Significant unobservable input(s)	Volatility
Relation and sensitivity of unobservable inputs to fair value	The higher the volatility, the higher the fair value. If the volatility was 5 per cent lower while all other variables were held constant, the carrying amount would decrease by US$1,314. If the volatility was 5 per cent higher while all other variables were held constant, the carrying amount would increase by US$1,367.
Percentage of higher volatility	5.00%
Percentage of lower volatility	5.00%
Decrease in carrying amount due to 5% lower volatility	$ 1,314
Increase in carrying amount due to 5% higher volatility	$ 1,367